Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue [Abstract]
REVENUE

4. REVENUE

The following table is a summary of the Company's timing of revenue recognition for the three and nine months ended September 30, 2020 and for the three months ended September 30, 2019 and the period January 10, 2019 (Inception) to September 30, 2019:

	Three Months Ended September 30,		Nine Months Ended September 30,	January 10, 2019 (Inception) to September 30,
(Amounts in US$'s)	2020	2019	2020	2019
Timing of revenue recognition:
Services and products transferred at a point in time	$1,941,239	$1,824,924	$7,056,659	$2,289,249
Services and products transferred over time	77,124	748,507	457,001	1,287,093
Total revenue	$2,018,363	$2,573,431	$7,513,660	$3,576,342

The Company disaggregates revenue by source and geographic destination to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Revenue by source consisted of the following for the three and nine months ended September 30, 2020 and for the three months ended September 30, 2019 and the period January 10, 2019 (Inception) to September 30, 2019:

	Three Months Ended September 30,		Nine Months Ended September 30,	January 10, 2019 (Inception) to September 30,
(Amounts in US$'s)	2020	2019	2020	2019
Revenue by products and services:
Products	$1,726,425	$1,824,924	$6,298,041	$2,289,249
Services	291,938	748,507	1,215,619	1,287,093
Total revenue	$2,018,363	$2,573,431	$7,513,660	$3,576,342

Revenue by geographic destination consisted of the following for the three and nine months ended September 30, 2020 and for the three months ended September 30, 2019 and the period January 10, 2019 (Inception) to September 30, 2019:

	Three Months Ended September 30,		Nine months Ended September 30,	January 10, 2019 (Inception) to September 30,
(Amounts in US$'s)	2020	2019	2020	2019
Revenue by geography:
North America	$1,830,967	$2,466,473	$6,755,717	$2,669,728
International	187,396	106,958	757,943	906,614
Total revenue	$2,018,363	$2,573,431	$7,513,660	$3,576,342

Contract Balances

The Company records contract assets when it has a right to consideration and records accounts receivable when it has an unconditional right to consideration. Contract liabilities consist of cash payments received (or unconditional rights to receive cash) in advance of fulfilling performance obligations. As of September 30, 2020, the Company did not have a contract assets balance.

The following table is a summary of the Company's opening and closing balances of contract liabilities related to contracts with customers.

(Amounts in US$'s)	Total
Balance at December 31, 2019	$302,815
Increase	7,643
Balance at September 30, 2020	$310,458

The increase in contract liabilities during the nine months ended September 30, 2020 was primarily due to invoiced amounts that did not yet meet the revenue recognition criteria, partially offset by the revenue recognition criteria being met for previously deferred revenue. The amount of revenue recognized in the nine months ended September 30, 2020 that was included in the prior period contract liability balance was $156,937. This revenue consisted of services provided to customers who had been invoiced prior to the current year.

13. REVENUE

The following table is a summary of the Company's timing of revenue recognition for fiscal 2019:

(Amounts in US$'s)	January 10, 2019 (Inception) to December 31, 2019
Timing of revenue recognition:
Services and products transferred at a point in time	$2,803,026
Services and products transferred over time	1,909,186
Total revenue	$4,712,212

The Company disaggregates revenue by source and geographic destination, to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

Revenue by source consisted of the following for fiscal 2019:

(Amounts in US$'s)	January 10, 2019 (Inception) to December 31, 2019
Revenue by products and services:
Products	$2,702,410
Services	2,009,802
Total revenue	$4,712,212

Revenue by geographic destination consisted of the following for fiscal 2019:

(Amounts in US$'s)	January 10, 2019 (Inception) to December 31, 2019
Revenue by geography:
North America	$3,476,977
International	1,235,235
Total revenue	$4,712,212

See Note 2 – Summary of Significant Accounting Policies for the Company's policies on revenue recognition.